OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER LIABILITIES
Schedule of other liabilities

	Note	2021	2020
Defined benefit plans	27	$90.2	$196.1
Decommissioning obligation		59.0	19.3
Other		39.1	37.2
		$188.3	$252.6